LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of the numerator for the calculation of basic and diluted EPS:
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	$ (231,428)	$ (179,703)	$ (186,531)
Components of the denominator for the calculation of basic and diluted EPS:
Weighted average number of common shares outstanding	100,684	100,597	93,933
Earnings per share, basic and diluted:
Basic and diluted (in dollars per share)	$ (2.30)	$ (1.79)	$ (1.99)